COMMITMENTS AND CONTINGENCIES - Contractual Purchase Obligations (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Contractual purchase obligations
2021	¥ 40,304
2022	7,675
2023	4,812
2024	2,375
2025	2,249
Future minimum payments under non-cancelable agreements with lease terms of 12 months or less	36,850
Property management services
Contractual purchase obligations
2021	10,823
2022	6,853
2023	4,542
2024	2,368
2025	2,242
Advertising services
Contractual purchase obligations
2021	24,175
2022	300
Hosting and network services
Contractual purchase obligations
2021	4,799
2022	467
2023	270
2024	7
2025	7
Office furnishings
Contractual purchase obligations
2021	507
2022	55
Storage and housing rental
Contractual purchase obligations
Future minimum payments under non-cancelable agreements with lease terms of 12 months or less	¥ 1,434